May 2, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Strategic Funds, Inc.

            1933 Act File No.:  2-88816
            1940 Act File No.:  811-03940
            CIK No.:  0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for Dreyfus Active MidCap Fund, and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 133 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 26, 2017.

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for Class T shares of Dreyfus Active MidCap Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 133 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 26, 2017.

Please address any comments or questions to my attention at (212) 922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin
Paralegal